Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Oct. 01, 2017
Document And Entity Information
Entity Registrant Name	Adama Technologies Corp
Entity Central Index Key	0001422222
Document Type	10-K/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This amended annual report is filed to correct certain errors in shell company check box which is not shown in previous filed for the year ended December 31, 2017.
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		157,217,031
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016